TAXES	6 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
TAXES

NOTE 7 – TAXES

(a) Corporate Income Taxes (“CIT”)

The following table reconciles the statutory rate to the Company’s effective tax:

	For the Six Months Ended December 31,
	2025	2024

Loss before income tax	$(5,413,274)	$(1,914,810)
Income tax benefit computed based on PRC statutory rate	(1,353,319)	(478,702)
Effect of rate differential for Hong Kong and other outside PRC entities	244,075	57,792
Effect of PRC preferential tax rate	96,945	61,845
Change in valuation allowance	508,187	248,630
Permanent difference	265,840	11,468
Effective tax	$(238,272)	$(98,967)

The provision for income tax consists of the following:

	For the Six Months Ended December 31,
	2025	2024

Current income tax expense	$380	$9,523
Deferred income tax benefit	(238,652)	(108,490)
Total income tax benefit	$(238,272)	$(98,967)

The Company’s deferred tax assets consist of the following:

	As of December 31, 2025	As of June 30, 2025

Deferred tax assets:
Net operating losses	$6,641,861	$5,523,037
Assets impairment reserve	182,700	611,486
Others	(30,073)	(236,938)
Valuation allowance	(3,947,986)	(3,354,763)
Deferred tax assets, net	$2,846,502	$2,542,822

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

(Unaudited)

NOTE 7 – TAXES (continued)

(b) Taxes Payable

The Company’s taxes payable consist of the following:

	As of December 31, 2025	As of June 30, 2025

Corporate income tax payable	$567,051	$553,569
Other tax payable	1,651	13,113
Total taxes payable	$568,702	$566,682

The Company may be subject to challenges from various PRC taxing authorities regarding the amounts of taxes due, although the Company’s management believes the Company has paid or accrued for all taxes owed by the Company. According to PRC taxation regulation and administrative practice and procedures, the statute of limitation on tax authority’s audit or examination of previously filed tax returns expires three years from the date they were filed. The Company also obtained a written statement from the local tax authority that no additional taxes are due as of June 30, 2025. The Company continues to discuss with the local tax authority to try to settle the remaining tax liabilities as soon as practicable, mostly related to its unpaid income tax and business tax.

Due to uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with the interest and penalties on these unpaid tax balances. The final outcome of this tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of status of limitation.